Property and Equipment, and Prepayment for Asset Acquisition (Details) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 16, 2025	Jul. 15, 2025	Jun. 03, 2025	Aug. 14, 2023	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2025	Jul. 01, 2025	Mar. 25, 2024	Nov. 30, 2023	Feb. 28, 2023
Property and Equipment [Line Items]
Depreciation expenses						$ 25,330	$ 28,627	$ 25,330	$ 32,025
Land book value								4,221,388	$ 338,966
Acquisition value								4,156,461
Valuation of property								$ 37,000,000
Shares issued (in Shares)								25,053,193	13,868,484
Adjusted asset recognized										$ 6,708,100
Sock-compensation expense								$ 1,728,148	$ 1,995,049	$ 536,648
Restricted shares (in Shares)		1,000,000
Price of per share (in Dollars per share)								$ 0.001	$ 0.001
Warrants to purchase shares (in Shares)		1,000,000									216,251			470,833	529,167
Exercise price (in Dollars per share)		$ 2.5	$ 2.5									$ 1
Outstanding liability owned		$ 500,000
Cost of the land														$ 7,670,000
Fair value of the stock warrants		$ 798,486
Vesting year		5 years
Shares of vested (in Shares)		200,000
Price of per share (in Dollars per share)	$ 1.65												$ 6
Consulting expense								$ 151,250
Prepaid expense								$ 178,750
Zhonghui [Member]
Property and Equipment [Line Items]
Ownership percentage								20.00%
Value of acquired amount								$ 7,400,000
Aggregate shares (in Shares)								370,000
Share price (in Dollars per share)								$ 20
Shares issued (in Shares)								29,600
Shuling [Member]
Property and Equipment [Line Items]
Ownership percentage			10.00%
Common Stock [Member]
Property and Equipment [Line Items]
Acquisition value								$ 2,035
Price of per share (in Dollars per share)		$ 1.65
Consulting Agreement Shuling [Member]
Property and Equipment [Line Items]
Shares issued for service (in Shares)	200,000
Black-Scholes [Member]
Property and Equipment [Line Items]
Cost of the land		$ 3,857,975
Shuling [Member]
Property and Equipment [Line Items]
Restricted shares (in Shares)		2,035,136	2,035,136
Warrants to purchase shares (in Shares)		1,000,000
Related Party [Member]
Property and Equipment [Line Items]
Liability		$ 500,000
Related Party [Member] | Black-Scholes [Member]
Property and Equipment [Line Items]
Liability		$ 4,656,461
Ms.Jiang [Member]
Property and Equipment [Line Items]
Acquisition costs								$ 5,794
Minimum [Member]
Property and Equipment [Line Items]
Aggregate shares (in Shares)								370,000
Closing price (in Dollars per share)								$ 1.87
Construction in Progress [Member]
Property and Equipment [Line Items]
Ownership percentage				20.00%
Taiwan [Member] | Land [Member]
Property and Equipment [Line Items]
Acquisition shares (in Shares)					1,534,000
Acquisition value					$ 7,670,000
Per share of common stock (in Dollars per share)					$ 5
Maximum [Member]
Property and Equipment [Line Items]
Recognize stock compensation expense price (in Dollars per share)								20
Minimum [Member]
Property and Equipment [Line Items]
Recognize stock compensation expense price (in Dollars per share)								$ 1.87